Description of the Business (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of number of shares of common stock issued immediately following the consummation of the Business Combination
The following table details the number of shares of common stock issued immediately following the consummation of the Business Combination:

Shares
Common stock redeemable and outstanding prior to business combination	5,750,000
Less: redemption of Ignyte shares	(5,159,287)

Common stock of Ignyte	590,713
Ignyte founder shares	1,537,500
Shares issued for services and debt settlement	106,150

Total Ignyte shares	2,234,363
Peak Bio shareholders	17,295,044

Total shares of common stock immediately after business combination	19,529,407

Schedule of reconciliation of cash flows related to Business Combination
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows for the year ended December 31, 2022:

Recapitalization
Cash — Ignyte trust and cash, net of redemptions and PIPE proceeds	$13,766
Plus: restricted cash — Forward Share Purchase Agreement	4,551,750
Less: cash transaction costs allocated to the Company’s equity	(655,141)

Total	$3,910,375

Schedule of reconciliation of changes in stockholders' equity (deficit) related to Business combination
The following table reconciles the elements of the Business Combination to the consolidated statement of changes in stockholders’ equity (deficit) for the year ended December 31, 2022:

Recapitalization
Cash — Ignyte trust and cash, net of redemptions and PIPE proceeds	$13,766
Plus: restricted cash — Forward Share Purchase Agreement	4,551,750
Less: fair value of private warrants	(450,000)
Less: derivative liability on Forward Share Purchase Agreement	(80,110)
Less: transaction costs allocated to the Company’s equity	(3,907,245)

Total	$128,161

Schedule of recognized identified assets acquired and liabilities assumed
The following table details the allocated assets acquired and liabilities assumed as follows:

Assets Acquired
Cash — Ignyte trust and cash, net of redemptions	$3,538,766
Plus: restricted cash — Forward Share Purchase Agreement	4,551,750
Other assets	692,487

Assets acquired	8,783,003

Liabilities Assumed
Fair value of private warrants	450,000
Derivative liability on Forward Share Purchase Agreement	80,110
Other liabilities and accrued expenses	3,944,592

Liabilities assumed	4,474,702

Net assets acquired	$4,308,301